Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	312,760,305	154,649,602
Common stock, shares outstanding	312,760,305	154,649,602